Derivative Financial Instruments and Hedging (Derivative instruments and hedging activitites excluded component for determining hedge effectiveness) (Detail) - Not Designated as Hedging Instrument [Member] - JPY (¥)
¥ in Millions
	3 Months Ended				9 Months Ended
	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2020		Dec. 31, 2019
Interest Expense [Member] | Foreign exchange contracts
Gains (losses) recognized in income on derivative	¥ 411		¥ 1,119		¥ 1,923		¥ 3,635
Interest Expense [Member] | Options held/written and other
Gains (losses) recognized in income on derivative	0		0		0		0
Interest Expense [Member] | Fair Value Hedging [Member] | Foreign exchange contracts
Gains (losses) recognized in income on derivative	0				5
Interest Expense [Member] | Fair Value Hedging [Member] | Options held/written and other
Gains (losses) recognized in income on derivative	0				0
Other (income) and expense | Foreign exchange contracts
Gains (losses) recognized in income on derivative	(752)		6,017		640		1,494
Other (income) and expense | Options held/written and other
Gains (losses) recognized in income on derivative	317		1,328		(1)		1,202
Other (income) and expense | Fair Value Hedging [Member] | Foreign exchange contracts
Gains (losses) recognized in income on derivative	0				0
Other (income) and expense | Fair Value Hedging [Member] | Options held/written and other
Gains (losses) recognized in income on derivative	8				24
Other Income (Expense), Net and Life Insurance Premiums and Related Investment Income (Loss) [Member] | Foreign exchange contracts
Gains (losses) recognized in other comprehensive income on derivative					(1,324)
Gains (losses) reclassified from other comprehensive income (loss) into income	(904)
Gains (losses) recognized in income on derivative	(40)	[1]	(337)	[2]	56	[3]	177	[4]
Other Income (Expense), Net and Life Insurance Premiums and Related Investment Income (Loss) [Member] | Options held/written and other
Gains (losses) recognized in income on derivative	(9)	[1]	¥ (85)	[2]	(598)	[3]	¥ (180)	[4]
Other Income (Expense), Net and Life Insurance Premiums and Related Investment Income (Loss) [Member] | Fair Value Hedging [Member] | Foreign exchange contracts
Gains (losses) recognized in income on derivative	(158)				(1,080)
Other Income (Expense), Net and Life Insurance Premiums and Related Investment Income (Loss) [Member] | Fair Value Hedging [Member] | Options held/written and other
Gains (losses) recognized in income on derivative	¥ 0				¥ 0

[1]	Futures, foreign exchange contracts and options held/written and other in the above table include gains (losses) arising from futures, foreign exchange contracts and options held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for the three months ended December 31, 2020 (see Note 18 “Life Insurance Operations”).
[2]	Futures, foreign exchange contracts and options held/written and other in the above table include gains (losses) arising from futures, foreign exchange contracts and options held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for the three months ended December 31, 2019 (see Note 18 “Life Insurance Operations”).
[3]	Futures, foreign exchange contracts and options held/written and other in the above table include gains (losses) arising from futures, foreign exchange contracts and options held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for the nine months ended December 31, 2020 (see Note 18 “Life Insurance Operations”).
[4]	Futures, foreign exchange contracts and options held/written and other in the above table include gains (losses) arising from futures, foreign exchange contracts and options held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for the nine months ended December 31, 2019 (see Note 18 “Life Insurance Operations”).